Document and Entity Information	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	Personalis, Inc.
Entity Central Index Key	0001527753
Entity Emerging Growth Company	false
Entity File Number	001-38943
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-5411038
Entity Address, Address Line One	6600 Dumbarton Circle
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94555
City Area Code	650
Local Phone Number	752-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	PSNL
Security Exchange Name	NASDAQ